Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net (loss) income attributable to Deswell Industries, Inc.:
Net income attributable to Deswell Industries, Inc.	$ 4,273	$ 6,190	$ 1,376
Basic weighted average common shares outstanding	15,885	15,885	16,035
Basic net income per share	$ 0.27	$ 0.39	$ 0.09
Effect of dilutive securities - Options	174	100
Diluted weighted average common and potential common shares outstanding	16,059	15,985	16,035
Diluted net income per share	$ 0.27	$ 0.39	$ 0.09
Potential common shares related to stock options excluded from the computation of diluted net income (loss) per share			532,000